SUBSEQUENT EVENTS (Details)			2 Months Ended	12 Months Ended
	Feb. 26, 2016 USD ($)	Dec. 22, 2015 $ / shares shares	Mar. 11, 2016 USD ($) Aircraft $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Mar. 31, 2016 USD ($)	Nov. 12, 2015 USD ($)	May. 06, 2015 USD ($)
Repurchase of Stock [Abstract]
Shares repurchased (in shares) | shares		5,376,344		421,329	0
Average price per share repurchased (in dollars per share) | $ / shares		$ 13.95		$ 13.08
Shares repurchased				$ (5,529,000)
Stock repurchase program amount							$ 100,000,000	$ 30,000,000
Subsequent Event [Member]
Repurchase of Stock [Abstract]
Shares repurchased (in shares) | shares			2,071,910
Average price per share repurchased (in dollars per share) | $ / shares			$ 12.04
Shares repurchased			$ 24,900,000
Stock repurchase program amount						$ 30,000,000
Subsequent Event [Member] | Wide-Body Aircraft [Member]
Aircraft Sales [Abstract]
Number of aircraft sold | Aircraft			1
Subsequent Event [Member] | Narrow-Body Aircraft [Member]
Aircraft Sales [Abstract]
Number of aircraft sold | Aircraft			13
Subsequent Event [Member] | Servicing Agreement Under Fly Acquisition III Facility [Member]
Revolving Credit Facility [Abstract]
Monthly fee with related party	$ 10,000
Percentage of aircraft rent collected	3.50%
Monthly fee per aircraft with related party	$ 1,000
Subsequent Event [Member] | Fly Acquisition III Facility [Member] | Revolving Credit Facility [Member]
Revolving Credit Facility [Abstract]
Maximum borrowing capacity	$ 385,000,000
Maturity date	Feb. 26, 2022
Upfront fee paid	$ 3,700,000
Subsequent Event [Member] | Fly Acquisition III Facility [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Revolving Credit Facility [Abstract]
Term of variable rate	1 month
Basis spread on variable rate	2.00%
Basis spread on variable rate from February 27, 2019 through February 26, 2020	2.50%
Basis spread on variable rate from February 27, 2020 through maturity date of facility	3.00%